Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—1.6%
304,048	[1]	Bumble, Inc.	$ 1,687,467
33,222	[2]	Cinemark Holdings, Inc.	897,326
121,779	[1]	E.W. Scripps Co.	295,923
546,690	[1]	Lumen Technologies, Inc.	5,619,973
43,814	[1]	Magnite, Inc.	783,394
		TOTAL	9,284,083
		Consumer Discretionary—9.1%
36,380	[1]	Abercrombie & Fitch Co., Class A	2,639,369
5,384	[1]	Adtalem Global Education, Inc.	527,740
31,586	[1]	American Public Education, Inc.	1,057,815
279,166		Bloomin Brands, Inc.	1,906,704
40,661	[1]	Brinker International, Inc.	4,418,224
97,474		Caleres, Inc.	1,076,113
263,548	[1]	Coursera, Inc.	2,219,074
137,478	[1]	European Wax Center, Inc.	536,164
313,362	[1]	EVgo, Inc.	1,287,918
55,675	[1]	Frontdoor, Inc.	3,698,490
15,244	[1]	Gentherm, Inc.	560,979
614,972	[1,2]	Krispy Kreme, Inc.	2,207,749
208,668	[1]	National Vision Holdings, Inc.	5,373,201
44,804		OneSpaWorld Holdings Ltd.	1,042,589
58,097	[1]	Peloton Interactive, Inc.	421,784
51,767	[1]	Revolve Group, Inc.	1,145,086
62,528	[1]	Rush Street Interactive, Inc.	1,060,475
15,258	[1]	Shake Shack, Inc.	1,472,550
28,111		Steven Madden Ltd.	953,244
18,329	[1]	Stride, Inc.	1,247,105
79,896		Super Group SGHC Ltd.	862,877
307,120	[1,2]	Sweetgreen, Inc.	1,931,785
199,448	[1]	The RealReal, Inc.	2,435,260
111,139	[1]	ThredUp, Inc.	976,912
439,916	[1]	Udemy, Inc.	2,505,322
23,809	[1]	Universal Technical Institute, Inc.	707,603
40,738	[1]	Victoria’s Secret & Co.	1,436,015
6,978	[1]	Visteon Corp.	747,762
42,878	[1]	Warby Parker, Inc.	839,980
182,081		Wolverine World Wide, Inc.	4,133,239
		TOTAL	51,429,128
		Consumer Staples—1.9%
25,915		Cal-Maine Foods, Inc.	2,275,337
174,670		MGP Ingredients, Inc.	4,227,014
9,994	[1]	Sprouts Farmers Market, Inc.	789,126
40,257		Turning Point Brands, Inc.	3,619,105
		TOTAL	10,910,582
		Energy—1.7%
63,276		Comstock Resources, Inc.	1,186,425
44,828		Delek US Holdings, Inc.	1,692,705

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
200,855	[1]	DMC Global, Inc.	$ 1,618,891
36,746	[2]	Kinetik Holdings, Inc.	1,415,089
76,747	[1]	Tidewater, Inc.	3,882,631
		TOTAL	9,795,741
		Financials—10.4%
137,241		Acadian Asset Management, Inc.	6,601,292
98,668		Artisan Partners Asset Management, Inc.	4,307,845
10,219	[1]	Axos Financial, Inc.	796,878
152,684	[1,2]	B. Riley Financial, Inc.	763,420
33,061		Bank of Hawaii Corp.	2,146,651
9,537	[1]	Coastal Financial Corp.	1,015,690
39,519	[1]	Flywire Corp.	526,393
121,323	[1]	Hamilton Insurance Group, Ltd.	2,871,715
11,372		HCI Group, Inc.	2,320,002
61,707	[1,2]	Lemonade, Inc.	3,707,357
19,687	[1]	LendingTree, Inc.	1,259,968
42,682		Marex Group PLC	1,295,399
4,888		Mercury General Corp.	377,842
29,440		Moelis & Co.	1,864,435
49,788	[1]	NCR Atleos Corp.	1,837,177
27,674	[1]	OppFi, Inc.	269,821
38,677	[1]	Palomar Holdings, Inc.	4,409,565
22,390		Pathward Financial, Inc.	1,523,863
8,788	[1]	Root, Inc.	707,610
3,300		ServisFirst Bancshares, Inc.	231,891
177,599	[1]	Siriuspoint Ltd.	3,232,302
133,318	[1]	Skyward Specialty Insurance Group, Inc.	6,077,968
8,501		Smartfinancial, Inc.	297,280
88,583	[1]	StoneCo Ltd.	1,683,963
30,591	[1]	Texas Capital Bancshares, Inc.	2,564,749
12,509		UMB Financial Corp.	1,336,962
79,008		Victory Capital Holdings, Inc.	4,919,828
		TOTAL	58,947,866
		Health Care—23.8%
306,610	[1]	4D Molecular Therapeutics, Inc.	3,526,015
122,634	[1]	ADMA Biologics, Inc.	1,898,374
501,389	[1]	Akebia Therapeutics, Inc.	1,108,070
156,818	[1]	Alignment Healthcare, Inc.	2,643,951
36,866	[1]	Alphatec Holdings, Inc.	700,085
183,755	[1]	AMN Healthcare Services, Inc.	3,618,136
157,412	[1]	Amylyx Pharmaceuticals, Inc.	2,192,749
307,334	[1,2]	Aquestive Therapeutics, Inc.	2,096,018
203,696	[1]	Arcutis Biotherapeutics, Inc.	5,155,546
180,568	[1]	Arvinas, Inc.	1,830,960
25,394	[1]	Assembly Biosciences, Inc.	788,484
66,338	[1]	Aurinia Pharmaceuticals, Inc.	873,671
306,150	[1]	Aveanna Healthcare Holdings, Inc.	2,770,658
17,811	[1]	Axsome Therapeutics, Inc.	2,404,307
95,960	[1]	BioCryst Pharmaceuticals, Inc.	702,427
79,647	[1]	Bridgebio Pharma, Inc.	4,989,088
134,153	[1]	BrightSpring Health Services, Inc.	4,433,757
165,910	[1]	Catalyst Pharmaceutical Partners, Inc.	3,528,906

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
177,612	[1]	Codexis, Inc.	$ 420,940
155,448	[1]	Cogent Biosciences, Inc.	2,533,802
84,831	[1]	Cryoport, Inc.	783,838
55,322	[1]	Edgewise Therapeutics, Inc.	1,011,286
11,176		Ensign Group, Inc.	2,012,798
268,719	[1]	EyePoint Pharmaceuticals, Inc.	3,517,532
6,078	[1]	Glaukos Corp.	535,289
89,267	[1]	Guardant Health, Inc.	8,303,616
74,000	[1]	Halozyme Therapeutics, Inc.	4,824,060
54,285	[1]	Harmony Biosciences Holdings, Inc.	1,550,922
8,295	[1,2]	Harrow Health, Inc.	313,302
141,992	[1]	Indivior PLC	4,170,305
11,544	[1]	Insmed, Inc.	2,188,742
9,610	[1]	Integer Holdings Corp.	620,518
23,697	[1]	iRhythm Technologies, Inc.	4,438,448
728,449	[1]	Ironwood Pharmaceuticals, Inc.	1,398,622
116,178	[1,2]	Keros Therapeutics, Inc.	1,768,229
9,962	[1]	Krystal Biotech, Inc.	1,967,595
13,261	[1]	Lantheus Holdings, Inc.	765,027
13,387		LeMaitre Vascular, Inc.	1,159,448
145,544	[1]	LifeMD, Inc.	860,165
79,682	[1]	Liquida Corporation	1,941,054
34,577	[1]	Livanova PLC	1,819,788
4,598	[1]	Madrigal Pharmaceuticals, Inc.	1,926,102
87,406	[1]	Mirum Pharmaceuticals, Inc.	6,350,046
314,119	[1,2]	Neumora Therapeutics, Inc.,	948,639
94,632	[1]	Omnicell, Inc.	3,176,796
188,576	[1,2]	Perspective Therapeutics, Inc.	514,812
19,250		Phibro Animal Health Corp.	809,655
26,704	[1]	Privia Health Group, Inc.	648,907
17,017	[1]	PROCEPT BioRobotics Corp.	579,089
172,047	[1]	Prothena Corp. PLC	1,849,505
6,687	[1]	PTC Therapeutics, Inc.	456,789
154,907	[1]	Puma Biotechnology, Inc.	790,026
55,631	[1]	Rhythm Pharmaceuticals, Inc.	6,328,583
229,025	[1]	Rocket Pharmaceuticals, Inc.	863,424
81,840	[1]	RxSight, Inc.	719,374
38,918	[1]	Siga Technologies, Inc.	322,241
109,270	[1]	Tactile Systems Technology, Inc.	1,646,699
15,034	[1]	Tarsus Pharmaceuticals, Inc.	1,034,490
52,138	[1]	Teladoc Health, Inc.	449,951
11,259	[1]	TransMedics Group, Inc.	1,481,009
176,406	[1]	Waystar Holding Corp.	6,324,155
353,707	[1]	Xeris Biopharma Holdings, Inc.	3,430,958
		TOTAL	134,817,778
		Industrials—21.9%
88,671	[1]	Amprius Technologies, Inc.	1,249,374
18,472		Apogee Enterprises, Inc.	676,260
228,144	[1,2]	Array Technologies, Inc.	1,975,727
4,522	[1]	ATI, Inc.	447,542
19,644		Atkore, Inc.	1,360,347
51,109		Atmus Filtration Technologies, Inc.	2,324,437

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
87,072	[1]	Bloom Energy Corp.	$ 11,507,436
61,259	[1]	Blue Bird Corp.	3,060,500
28,619	[1]	Bowman Consulting Group Ltd.	1,238,917
5,219		Comfort Systems USA, Inc.	5,039,362
12,686	[1]	Construction Partners, Inc.	1,450,644
10,078		Emcor Group, Inc.	6,810,511
56,807	[1,2]	Enovix Corp.	681,116
12,736	[1]	Exlservice Holding, Inc.	497,978
13,756		Federal Signal Corp.	1,623,621
31,843	[1]	Fluor Corp.	1,552,983
78,051	[1]	Franklin Covey Co.	1,325,306
61,931	[1]	Geo Group, Inc.	1,050,969
19,463		Global Industrial Co.	553,138
37,652		Granite Construction, Inc.	3,874,767
21,068		Griffon Corp.	1,559,243
23,071	[1]	Huron Consulting Group, Inc.	3,793,795
11,709		Hyster-Yale, Inc.	420,821
9,838		Insperity, Inc.	434,053
26,281		Interface, Inc.	654,397
504,479	[1]	JELD-WEN Holding, Inc.	2,189,439
113,414	[1]	Joby Aviation, Inc.	1,966,599
40,466		KForce Com, Inc.	1,023,790
57,944	[1]	Kratos Defense & Security Solutions	5,249,726
27,784	[1]	Legalzoom.com, Inc.	277,006
43,702	[1]	Leonardo DRS, Inc.	1,597,745
164,960	[1]	Mistras Group, Inc.	1,573,718
8,830		MOOG, Inc., Class A	1,808,826
300,117		Mueller Water Products, Inc.	7,701,002
44,008	[1]	NEXTracker, Inc.	4,454,490
191,394		Pitney Bowes, Inc.	1,890,973
18,246		Powell Industries, Inc.	6,995,334
108,037		Primoris Services Corp.	15,289,396
21,826		REV Group, Inc.	1,119,019
76,176	[1]	Rocket Lab Corp.	4,797,564
12,273	[1]	Sterling Infrastructure	4,637,967
49,556	[1]	Sun Country Airlines Holdings, Inc.	608,548
17,436		TriNet Group, Inc.	1,046,160
190,984	[1,2]	TTEC Holdings, Inc.	666,534
11,679		Watts Industries, Inc., Class A	3,183,695
11,288		Worthington Industries, Inc.	633,144
12,638	[1]	Xometry, Inc.	615,344
		TOTAL	124,489,263
		Information Technology—23.6%
44,705		A10 Networks, Inc.	797,537
10,232	[1]	ACI Worldwide, Inc.	487,350
12,013		Advanced Energy Industries, Inc.	2,435,395
78,919	[1]	Aeva Technologies, Inc.	1,289,536
89,686	[1,2]	Applied Digital Corp.	3,108,517
123,619	[1]	Arteris, Inc.	1,682,455
234,745	[1]	Asana, Inc.	3,298,167
7,979	[1]	ASGN, Inc.	357,140
264,198	[1]	AvePoint, Inc.	3,717,266

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
39,126	[1]	Axcelis Technologies, Inc.	$ 3,112,865
2,539		Badger Meter, Inc.	458,163
26,684	[1]	Bitdeer Technologies Group	592,385
9,002	[1]	Blackbaud, Inc.	576,488
26,362	[1]	Blackline, Inc.	1,509,224
61,500	[1]	Calix, Inc.	4,207,830
110,634	[1]	Cerence, Inc.	1,187,103
50,272		Clear Secure, Inc.	1,531,788
43,314	[1]	Coda Octopus Group, Inc.	443,968
79,276	[1]	CommScope Holdings Co., Inc.	1,371,475
25,713	[1]	Commvault Systems, Inc.	3,579,764
89,516	[1]	Credo Technology Group Holding Ltd.	16,794,992
67,560	[1]	Digi International, Inc.	2,478,101
113,443	[1,2]	D-Wave Quantum, Inc.	4,204,198
166,604	[1]	Extreme Networks, Inc.	3,168,808
3,000	[1]	Fabrinet	1,321,710
60,309	[1]	Five9, Inc.	1,464,302
17,318	[1]	FormFactor, Inc.	951,624
168,466	[1]	Freshworks, Inc.	1,869,973
19,141	[2]	InterDigital, Inc.	6,928,276
82,867	[1]	IonQ, Inc.	5,169,243
10,635	[1]	Itron, Inc.	1,067,009
86,323	[1,2]	Life360, Inc.	8,520,943
161,772	[1]	MaxLinear, Inc.	2,450,846
44,860	[1]	Mirion Technologies, Inc.	1,317,538
37,913		Napco Security Technologies, Inc.	1,673,859
25,183	[1]	nLight, Inc.	831,291
329,985	[1]	ON24, Inc.	1,821,517
1,523	[1]	OSI Systems, Inc.	424,095
118,658	[1,2]	Pagaya Technologies Ltd.	3,190,714
119,744	[1]	Pagerduty, Inc.	1,923,089
30,291	[1]	Porch Group, Inc.	455,880
9,672		Power Integrations, Inc.	405,160
27,550	[1]	Q2 Holdings, Inc.	1,701,488
35,857	[1]	Qualys, Inc.	4,419,734
7,594	[1]	Rambus, Inc.	780,967
103,000	[1,2]	Rigetti Computing, Inc.	4,559,810
55,328	[1]	Semrush Holdings, Inc.	401,681
25,110	[1]	Semtech Corp.	1,703,965
48,649	[1,2]	SoundHound AI, Inc.	857,195
492,011	[1]	Sprinklr, Inc.	3,798,325
194,940	[1]	Sprout Social, Inc.	2,002,034
74,893	[1]	Tenable Holdings, Inc.	2,173,395
376,535	[1]	Unisys Corp.	1,344,230
65,695	[1]	Varonis Systems, Inc.	2,314,435
427,554	[1]	Yext, Inc.	3,621,382
		TOTAL	133,856,225
		Materials—2.2%
56,146	[1]	Aspen Aerogels, Inc.	457,028
31,289	[1]	Century Aluminum Co.	926,780
201,269	[1]	Coeur Mining, Inc.	3,455,789
22,402		Commercial Metals Corp.	1,329,783

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
126,648		Compass Minerals International, Inc.	$ 2,196,076
118,561	[1]	Constellium SE	1,864,965
9,527	[1]	Ingevity Corp.	511,791
19,874		Koppers Holdings, Inc.	560,844
24,304	[1]	O-I Glass, Inc.	274,392
21,958	[1,2]	PureCycle Technologies, Inc.	254,274
3,860		Quaker Chemical Corp.	536,115
		TOTAL	12,367,837
		Real Estate—1.6%
134,927		American Healthcare REIT, Inc.	6,114,892
132,674	[1]	Real Brokerage, Inc./The	493,547
164,086		RMR Group, Inc./The	2,538,410
		TOTAL	9,146,849
		Utilities—0.1%
7,226		California Water Service Group	320,690
		TOTAL COMMON STOCKS (IDENTIFIED COST $404,043,871)	555,366,042
		INVESTMENT COMPANY—5.5%
31,038,089		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[3] (IDENTIFIED COST $31,038,089)	31,038,089
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $435,081,960)	586,404,131
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[4]	(19,028,660)
		NET ASSETS—100%	$567,375,471
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2025, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$4,939,668	$—	$—	$(712,654)	$—	$4,227,014	174,670	$—
Health Care:
EyePoint Pharmaceuticals, Inc.	$2,833,345	$—	$(200,324)	$803,249	$81,262	$3,517,532	268,719	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$7,773,013	$—	$(200,324)	$90,595	$81,262	$7,744,546	443,389	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$25,166,383
Purchases at Cost	$122,381,137
Proceeds from Sales	$(116,509,431)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$31,038,089
Shares Held as of 10/31/2025	31,038,089
Dividend Income	$940,450

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$24,620,727	$25,308,345

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust